Long Term Payable (Tables)	6 Months Ended
Jun. 30, 2024
Long Term Payable [Abstract]
Schedule of Long Term Payable Represented the Financial Liabilities Due to Financial Lease	Long term payable represented the financial liabilities due to financial lease companies maturing within one or over one year. The long term payable consisted of the following:
	As of June 30, 2024	As of December 31, 2023

Long term payables:
Far East International Financial Leasing Co., Ltd. (“Far East”)	$-	$598,112
China Power Investment Ronghe Financial Leasing Co., Ltd. (“Ronghe”)	2,518,368	3,403,003
Zhongguancun Science and Technology Leasing Co., Ltd. (“Zhongguancun”)	1,071,684	1,787,700
Xiamen Guomao Chuangcheng Financial Leasing Co., Ltd. (“Guomao”)	1,382,670	1,904,891
Total	$4,972,722	$7,693,706
Current portion	$3,773,019	$4,710,644
Non-current portion	$1,199,703	$2,983,062